SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Accounts receivable
Accounts receivable	$ 114,514	$ 51,202
Less: allowance for doubtful accounts	(25)
Accounts receivable after allowance for credit loss current, Total	$ 114,489	$ 51,202